FINANCING RECEIVABLES - By Portfolio Segment (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Financing receivables
Financing receivables pledged as collateral for borrowings	$ 689	$ 689	$ 545
Financing receivables held for sale	0	$ 0	0
Total Lease Receivable and Loan Receivable Portfolio Segments
Financing receivables
Number of portfolio segments | item		2
Number of classes of financing receivable | item		2
Financing receivables on a gross basis	18,073	$ 18,073	19,945
Collectively evaluated for impairment	17,765	17,765	19,406
Individually evaluated for impairment	309	309	539
Allowance for credit losses:
Allowance for credit losses, beginning balance		590	561
Write-offs	(188)	(235)	(62)
Provision		58	141
Other		(3)	(51)
Allowance for credit losses, ending balance	410	410	590
Collectively evaluated for impairment	128	128	79
Individually evaluated for impairment	281	281	511
Total Lease Receivable and Loan Receivable Portfolio Segments | Major Markets
Financing receivables
Financing receivables on a gross basis	14,161	14,161	15,256
Collectively evaluated for impairment	14,119	14,119	15,180
Individually evaluated for impairment	43	43	76
Allowance for credit losses:
Allowance for credit losses, beginning balance		109	111
Write-offs	(41)	(59)	(14)
Provision		7	20
Other		0	(8)
Allowance for credit losses, ending balance	57	57	109
Collectively evaluated for impairment	30	30	43
Individually evaluated for impairment	27	27	65
Total Lease Receivable and Loan Receivable Portfolio Segments | Growth Markets
Financing receivables
Financing receivables on a gross basis	3,912	3,912	4,689
Collectively evaluated for impairment	3,646	3,646	4,227
Individually evaluated for impairment	266	266	462
Allowance for credit losses:
Allowance for credit losses, beginning balance		481	450
Write-offs	(147)	(176)	(48)
Provision		51	122
Other		(3)	(43)
Allowance for credit losses, ending balance	353	353	481
Collectively evaluated for impairment	98	98	36
Individually evaluated for impairment	255	255	445
Lease receivables
Financing receivables
Financing receivables on a gross basis	6,336	6,336	7,041
Allowance for credit losses:
Allowance for credit losses, beginning balance		213	165
Write-offs	(73)
Allowance for credit losses, ending balance	133	133	213
Lease receivables | Major Markets
Financing receivables
Financing receivables on a gross basis	5,013	5,013	5,517
Allowance for credit losses:
Allowance for credit losses, beginning balance		25	32
Allowance for credit losses, ending balance	6	6	25
Lease receivables | Growth Markets
Financing receivables
Financing receivables on a gross basis	1,323	1,323	1,524
Allowance for credit losses:
Allowance for credit losses, beginning balance		188	133
Allowance for credit losses, ending balance	127	127	188
Loan receivables
Financing receivables
Financing receivables on a gross basis	11,737	11,737	12,904
Allowance for credit losses:
Allowance for credit losses, beginning balance		377	396
Write-offs	(115)
Allowance for credit losses, ending balance	276	276	377
Loan receivables | Major Markets
Financing receivables
Financing receivables on a gross basis	9,148	9,148	9,739
Allowance for credit losses:
Allowance for credit losses, beginning balance		83	79
Allowance for credit losses, ending balance	51	51	83
Loan receivables | Growth Markets
Financing receivables
Financing receivables on a gross basis	2,589	2,589	3,165
Allowance for credit losses:
Allowance for credit losses, beginning balance		293	317
Allowance for credit losses, ending balance	$ 225	$ 225	$ 293